Payments, by Government - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Total Payments
Total	$ 297,097	$ 297,097
CONGO, THE DEMOCRATIC REPUBLIC OF THE
Total	297,097	297,097
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Directorate General of Administrative and State Revenue, DGRAD
Total	106,172	106,172
CONGO, THE DEMOCRATIC REPUBLIC OF THE | General Directorate of Revenue of the Province Haut Uele, DGRHU
Total	36,567	36,567
CONGO, THE DEMOCRATIC REPUBLIC OF THE | General Directorate of Revenue of the Province Nord Kivu, DGRNK
Total	75	75
CONGO, THE DEMOCRATIC REPUBLIC OF THE | General Directorate of Revenue of the Province of Ituri, DGRPI
Total	12,111	12,111
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Goma Tax Center, CDI Goma
Total	6,102	6,102
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Kisangani Tax Center, CDI Kisangani
Total	42,146	42,146
CONGO, THE DEMOCRATIC REPUBLIC OF THE | Mining Cadastre, CAMI
Total	$ 93,924	$ 93,924